Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software
	2022	2021
Office furniture	$2,576	$2,798
Computer equipment	6,545	7,111
Transportation equipment	67,580	73,429
Buildings and improvements	448,607	487,430
Software	1,068,156	1,160,596
	1,593,464	1,731,364
Less: accumulated depreciation and amortization	(1,470,497)	(1,574,603)
	$122,967	$156,761